Post-employment benefits	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Post-employment benefits
Note 26 – Post-employment benefits

ITAÚ UNIBANCO HOLDING, through its subsidiaries, sponsors retirement plans for its employees.

Retirement plans are managed by Closed-end Private Pension Entities (EFPC) and are closed to new applicants. These entities have an independent structure and manage their plans according to the characteristics of their regulations.

There are three types of retirement plan:

•	Defined Benefit Plans (BD): plans which scheduled benefits have their value established in advance, based on salaries and/or length of service of employees, and its cost is actuarially determined;

•
Defined Contribution Plans (CD): are those plans which scheduled benefits have their value permanently adjusted to the investments balance, kept in favor of the participant, including in the benefit concession phase, considering net proceedings of its investment, amounts contributed and benefits paid; and

•
Variable Contribution Plans (CV): in this type of plan, scheduled benefits present a combination of characteristics of defined contribution and defined benefit modalities, and the benefit is actuarially determined based on the investments accumulated balance by the participant on the retirement date.

Below is a list of benefit plans and their modalities:

Entity	Benefit Plan	Modality
Fundação Itaú Unibanco – Previdência Complementar - FIU
Supplementary Retirement Plan
Supplementary Retirement Plan – Flexible Premium Annuity
Franprev Benefit Plan
002 Benefit Plan
Prebeg Benefit Plan
UBB PREV Defined Benefit Plan
Benefit Plan II
Itaulam Basic Plan
Itaucard Defined Benefit Plan
Itaú Unibanco Main Retirement Plan
Defined Benefit
	Itaubanco Defined Contribution Plan Itaubank Retirement Plan Redecard Pension Plan	Defined Contribution
	Unibanco Pension Plan – Intelligent Future Itaulam Supplementary Plan Itaucard Variable Contribution Plan Itaú Unibanco Supplementary Retirement Plan	Variable Contribution
FUNBEP – Fundo de Pensão Multipatrocinado	Benefit Plan l Benefit Plan ll	Defined Benefit Variable Contribution

Defined Contribution plans include pension funds consisting of the portions of sponsor’s contributions not included in a participant’s account balance due to loss of eligibility for the benefit, and of monies arising from the migration of retirement plans in defined benefit modality. These funds are used for future contributions to individual participants’ accounts, according to the respective benefit plan regulations.

a) Main Actuarial Assumptions

Actuarial assumptions of demographic and financial nature should reflect the best estimates about the variables that determine the post-employment benefit obligations.

The main demographic assumptions comprise: mortality table and turnover of active participants, while the main financial assumptions include: discount rate, future salary increases, growth of plan benefits and inflation.

	12/31/2020	12/31/2019
Discount rate (1)	7.64% p.a.	7.64% p.a.
Mortality table (2)	AT-2000	AT-2000
Turnover (3)	Itaú Experience 2008/2010	Itaú Experience 2008/2010
Future salary growth	4.00% to 7.12% p.a.	4.00% to 7.12% p.a.
Growth of the pension fund benefits	4.00% p.a.	4.00% p.a.
Inflation	4.00% p.a.	4.00% p.a.
Actuarial method	Projected Unit Credit	Projected Unit Credit

(1)
Determined based on market yield relating to National Treasury Notes (NTN-B) and compatible with the economic scenario observed on the balance sheet closing date, considering the volatility of interest market and models used.

(2)	Correspond to those disclosed by SOA – “Society of Actuaries”, by applying a 10% increase in the probabilities of survival regarding the respective basic tables.
(3)	Updated to the new expectation of mass behavior.

Retired plans sponsored by foreign subsidiaries - Banco Itaú (Suisse) S.A., Itaú CorpBanca Colombia S.A. and PROSERV - Promociones y Servicios S.A. de C.V. - are structured as Defined Benefit modality and adopt actual assumptions adequate to masses of participants and the economic scenario of each country.

b) Risk Management

The EFPCs sponsored by ITAÚ UNIBANCO HOLDING are regulated by the National Council for Complementary Pension (CNPC) and PREVIC, has an Executive Board, Advisory and Tax Councils.

Benefits offered have long-tem characteristics and the main factors involved in the management and measurement of their risks are financial risk, inflation risk and demographic risk.

- Financial Risk
– the actuarial liability is calculated by adopting a discount, which may differ from rates earned in investments. If real income from plan investments is lower than yield expected, this may give rise to a deficit. To mitigate this risk and assure the capacity to pay long-term benefits, the plans have a significant percentage of fixed-income securities pegged to the plan commitments, aiming at minimizing volatility and risk of mismatch between assets and liabilities. Additionally, adherence tests are carried out in financial assumptions to ensure their adequacy to obligations of respective plans.

-
Inflation risk
– a large part of liabilities is pegged to inflation risk, making actuarial liabilities sensitive to increase in rates. To mitigate this risk, the same financial risks mitigation strategies are used.

-
Demographic Risk
– plans that have any obligation actuarially assessed are exposed to demographic risk. In the event the mortality tables used are not adherent to the mass of plan participants, a deficit or surplus may arise in actuarial evaluation. To mitigate this risk, adherence tests to demographic assumptions are conducted to ensure their adequacy to liabilities of respective plans.

For purposes of registering in the balance sheet the EFPCs that manage them, actuarial liabilities of plans use discount rate adherent to its asset portfolio and income and expense flows, according to a study prepared by an independent consulting company. The actuarial method used is the aggregate method, through which the plan costing is defined by the difference between its equity coverage and the current value of its future liabilities, observing the methodology established in the respective actuarial technical note. In the event deficit is verified in the concession period above the settlement limits set forth by the legislation in force, a debt agreement is entered into with the sponsor with financial guarantees.

c) Asset management

The purpose of the management of the funds is the long-term balance between pension assets and liabilities with payment of benefits by exceeding actuarial goals (discount rate plus benefit adjustment index, established in the plan regulations).

Below is a table with the allocation of assets by category, segmented into Quoted in an Active Market and Not Quoted in an Active Market:

	Fair value		% Allocation
Types	12/31/2020	12/31/2019	12/31/2020	12/31/2019
Fixed income securities	21,172	20,672	91.16%	90.93%
Quoted in an active market	20,804	20,366	89.58%	89.59%
Non quoted in an active market	368	306	1.58%	1.34%
Variable income securities	1,387	1,392	5.97%	6.12%
Quoted in an active market	1,378	1,384	5.93%	6.09%
Non quoted in an active market	9	8	0.04%	0.03%
Structured investments	82	65	0.35%	0.29%
Quoted in an active market	—	—	0.00%	0.00%
Non quoted in an active market	82	65	0.35%	0.29%
Real estate	506	529	2.18%	2.33%
Loans to participants	78	74	0.34%	0.33%

Total	23,225	22,732	100.00%	100.00%

The defined benefit plan assets include shares of ITAÚ UNIBANCO HOLDING, its main parent company (ITAÚSA) and of subsidiaries of the latter, with a fair value of R$ 11 (R$ 11 at 12/31/2019), and real estate rented to group companies, with a fair value of R$ 410 (R$ 445 at 12/31/2019).

d) Other post-employment benefits

ITAÚ UNIBANCO HOLDING and its subsidiaries do not have additional liabilities related to post-employment benefits, except in cases arising from maintenance commitments assumed in acquisition agreements occurred over the years, as well as those benefits originated from court decision in the terms and conditions established, in which there is total or partial sponsorship of health care plan for a specific mass of former employees and their beneficiaries. Its costing is actuarially determined so as to ensure coverage maintenance. These plans are closed to new applicants.

Assumptions for discount rate, inflation, mortality table and actuarial method are the same used for retirement plans. ITAÚ
UNIBANCO HOLDING used the percentage of 4% p.a. for medical inflation and the percentage of 3% p.a. for aging factor, additionally considering, inflation rate of 4% p.a.

Particularly in other post-employment benefits, there is medical inflation risk associated to increase in medical costs above expectation. To mitigate this risk, the same financial risks mitigation strategies are used.

e) Change in the net amount recognized in the balance sheet

The net amount recognized in the Balance Sheet is limited by the asset ceiling and it is computed based on estimated future contributions to be realized by the sponsor, so that it represents the maximum reduction amount in the contributions to be made.

	12/31/2020
	BD and CV plans				CD plans			Other post- employment benefits Liabilities	Total Recognized amount
	Net assets	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount
Amounts at the beginning of the period	22,732	(19,659)	(3,761)	(688)	1,475	(849)	626	(967)	(1,029)

Amounts recognized in income (1+2+3+4)	1,731	(1,578)	(287)	(134)	20	(65)	(45)	(76)	(255)
1 - Cost of current service	—	(80)	—	(80)	—	—	—	—	(80)
2 - Cost of past service	—	(1)	—	(1)	—	—	—	—	(1)
3 - Net interest (1)	1,731	(1,497)	(287)	(53)	112	(65)	47	(76)	(82)
4 - Other expenses (2)	—	—	—	—	(92)	—	(92)	—	(92)
Amounts recognized in stockholders´ equity - other comprehensive income (5+6+7)	(75)	(669)	406	(338)	(41)	(37)	(78)	6	(410)
5 - Effects on asset ceiling	—	—	406	406	—	(37)	(37)	—	369
6 - Remeasurements	(113)	(588)	—	(701)	(41)	—	(41)	6	(736)
Changes in demographic assumptions	—	(11)	—	(11)	—	—	—	—	(11)
Changes in financial assumptions	—	13	—	13	—	—	—	12	25
Experience of the plan (3)	(113)	(590)	—	(703)	(41)	—	(41)	(6)	(750)
7 - Exchange variation	38	(81)	—	(43)	—	—	—	—	(43)
Other (8+9)	(1,163)	1,244	—	81	—	—	—	115	196
8 - Benefits paid	(1,244)	1,244	—	—	—	—	—	115	115
9 - Contributions and investments from sponsor	81	—	—	81	—	—	—	—	81

Amounts at end of the period	23,225	(20,662)	(3,642)	(1,079)	1,454	(951)	503	(922)	(1,498)

Amount recognized in Assets (Note 18a)				82			503	—	585
Amount recognized in Liabilities (Note 18b)				(1,161)			—	(922)	(2,083)

	12/31/2019
	BD and CV plans				CD plans			Other post- employment benefits Liabilities	Total Recognized amount
	Net assets	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount
Amounts at the beginning of the period	18,808	(15,447)	(3,664)	(303)	1,604	(939)	665	(282)	80

Amounts recognized in income (1+2+3+4)	1,769	(1,505)	(355)	(91)	49	(91)	(42)	(459)	(592)
1 - Cost of current service	—	(70)	—	(70)	—	—	—	—	(70)
2 - Cost of past service	—	—	—	—	—	—	—	(418)	(418)
3 - Net interest (1)	1,769	(1,435)	(355)	(21)	151	(91)	60	(41)	(2)
4 - Other expenses (2)	—	—	—	—	(102)	—	(102)	—	(102)
Amounts recognized in stockholders´ equity - other comprehensive income (5+6+7)	3,249	(3,881)	258	(374)	(178)	181	3	(261)	(632)
5 - Effects on asset ceiling	—	—	384	384	—	176	176	—	560
6 - Remeasurements	3,255	(3,907)	(126)	(778)	(178)	5	(173)	(261)	(1,212)
Changes in demographic assumptions	—	—	—	—	—	—	—	—	—
Changes in financial assumptions	—	(3,610)	—	(3,610)	—	—	—	(123)	(3,733)
Experience of the plan (3)	3,255	(297)	(126)	2,832	(178)	5	(173)	(138)	2,521
7 - Exchange variation	(6)	26	—	20	—	—	—	—	20
Other (8+9)	(1,094)	1,174	—	80	—	—	—	35	115
8 - Benefits paid	(1,174)	1,174	—	—	—	—	—	35	35
9 - Contributions and investments from sponsor	80	—	—	80	—	—	—	—	80

Amounts at end of the period	22,732	(19,659)	(3,761)	(688)	1,475	(849)	626	(967)	(1,029)

Amount recognized in Assets (Note 18a)				91			626	—	717
Amount recognized in Liabilities (Note 18b)				(779)			—	(967)	(1,746)

(1)
Corresponds to the amount calculated on 01/01/2020 based on the initial amount (Net Assets, Actuarial Liabilities and Restriction of Assets), taking into account the estimated amount of payments/ receipts of benefits/ contributions, multiplied by the discount rate of 7.64% p.a.(At 01/01/2019 the rate used was 9.72% p.a.).

(2)	Corresponds to the use of asset amounts allocated in pension funds of the defined contribution plans.
(3)	Correspond to the income obtained above/below the expected return and comprise the contributions made by participants.

f) Defined benefit contribution

	Estimated contribution	Contributions made
	2021	01/01 to 12/31/2020	01/01 to 12/31/2019
Retirement plan - FIU	47	45	45
Retiremente plan - FUNBEP	3	5	8

Total	50	50	53

g) Maturity profile of defined benefit liabilities

	Duration (*)	2021	2022	2023	2024	2025	2026 to 2030
Pension plan - FIU	11.65	882	915	949	985	1,021	5,595
Pension plan - FUNBEP	10.51	457	472	488	503	517	2,757
Other post-employment benefits	9.51	124	125	136	131	35	198

Total		1,463	1,512	1,573	1,619	1,573	8,550

(*)	Average duration of plan´s actuarial liabilities.

h) Sensitivity analysis

To measure the effects of changes in the key assumptions, sensitivity tests are conducted in actuarial liabilities annually. The sensitivity analysis considers a vision of the impacts caused by changes in assumptions, which could affect the income for the period and stockholders’ equity at the balance sheet date. This type of analysis is usually carried out under the ceteris paribus
condition, in which the sensitivity of a system is measured when only one variable of interest is changed and all the others remain unchanged. The results obtained are shown in the table below:

	BD and CV plans			Other post-employment benefits
Main assumptions	Present value of liability	Income	Stockholders´ equity (Other Comprehensive Incom e) (*)	Present value of liability	Income	Stockholders´ equity (Other Comprehensive Income) (*)
Discount rate
Increase by 0.5%	(1,019)	—	346	(39)	—	39
Decrease by 0.5%	1,116	—	(533)	44	—	(44)
Mortality table
Increase by 5%	(281)	—	94	(14)	—	14
Decrease by 5%	295	—	(99)	15	—	(15)
Medical inflation
Increase by 1%	—	—	—	101	—	(101)
Decrease by 1%	—	—	—	(81)	—	81

(*)	Net of effects of asset ceiling